Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)
The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Profit before income taxes	1,127,662	1,090,655	442,339
Brazilian statutory rate	34%	34%	34%
Tax expense at the statutory rate	(383,405)	(370,823)	(150,395)

Additions (exclusions):
Different tax rates for companies abroad	98,376	47,782	(3,283)
Other permanent differences	(4,777)	6,039	(2,871)
Equity pickup on associates	(2,359)	(275)	169
Unrecorded deferred taxes	(31,531)	(2,030)	(652)
Use of tax losses previously unrecorded	—	5,163	2,689
Unrealized gain on previously held interest on acquisition	1,017	—	7,290
Interest payments on net equity	12,276	10,102	—
R&D Tax Benefits	13,107	8,188	4,026
Other tax incentives	7,080	9,394	5,915
Total income tax and social contribution expense	(290,216)	(286,460)	(137,112)
Effective tax rate	26%	26%	31%

Current income tax and social contribution	(216,886)	(217,228)	(154,882)
Deferred income tax and social contribution	(73,330)	(69,232)	17,770
Total income tax and social contribution expense	(290,216)	(286,460)	(137,112)

Schedule of Net Changes in Deferred Income Taxes
Net changes in deferred income taxes relate to the following:

	2020	2019

At January 1	182,094	182,445
Losses available for offsetting against future taxable income	(39,949)	(46,177)
Tax credit carryforward	51,063	(2,720)
Tax deductible goodwill	(12,226)	61,127
Share-based compensation	6,535	6,354
Assets at FVOCI	(14,020)	7,758
Assets at FVPL	(69,357)	—
Deferred income taxes arising from business combinations	(8,152)	5,890
Temporary differences under FIDC	1,563	(27,806)
Technological innovation benefit	(5,968)	(6,385)
Others	(13,972)	1,608
At December 31	77,611	182,094
(c)Deferred income taxes by nature
Under Brazilian tax law, temporary differences and tax losses can be carried forward indefinitely, however the tax losses can only be used to offset up to 30% of taxable profit for the year.

	2020	2019

Losses available for offsetting against future taxable income	84,581	124,530
Tax credit carryforward	85,995	34,932
Tax deductible goodwill	48,901	61,127
Share-based compensation	32,693	26,158
Assets at FVOCI	25,040	39,060
Assets at FVPL	(75,288)	(5,931)
Deferred income taxes arising from business combinations	(39,113)	(30,961)
Temporary differences under FIDC	(66,536)	(68,099)
Technological innovation benefit	(15,432)	(9,464)
Others	(3,230)	10,742
Deferred tax, net	77,611	182,094